Investments and Assets and Liabilities Held for Sale - Ownership Interest in Associates and Key Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Ownership interest and key information [line items]
Current assets	R$ 870,754	R$ 908,728		R$ 909,749
Non-current Assets	753,992	1,475,114		1,475,114
Current liabilities	2,160,552	615,357		615,357
Non-current liabilities	613,404	2,224,389		2,225,011
Equity	(1,149,210)	(455,904)	R$ (737,056)	R$ (455,485)	R$ (381,129)
Net revenue	1,260,587	1,345,849	1,380,031
Net income (loss)	R$ (690,464)	R$ 52,265	R$ (360,945)
Metropolitana Servicos Ambientais Ltda. [member]
Ownership interest and key information [line items]
Interest held	50.00%	50.00%	50.00%
Current assets	R$ 584	R$ 5,100
Non-current Assets	15,330	10,764
Current liabilities	221	1,078
Non-current liabilities	367	373
Equity	15,326	14,413
Net revenue	0	0
Net income (loss)	R$ (6,677)	R$ (1,786)